PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
12.	PROPERTY, PLANT AND EQUIPMENT

The components of property, plant and equipment were as follows:

	As at December 31, 2015
	Cost	Accumulated depreciation, amortization and impairment	Net book value
Buildings and land
Printing papers and newsprint	$73.1	$13.6	$59.5
Pulp	11.8	0.6	11.2
Machinery and equipment
Printing papers and newsprint	551.0	186.2	364.8
Pulp	27.2	5.8	21.4
	$663.1	$206.2	$456.9

	As at December 31, 2014
	Cost	Accumulated depreciation, amortization and impairment	Net book value
Buildings and land
Printing papers and newsprint	$68.2	$10.9	$57.3
Pulp	10.9	0.6	10.3
Machinery and equipment
Printing papers and newsprint	428.1	129.5	298.6
Pulp	15.6	2.5	13.1
	$522.8	$143.5	$379.3

At December 31, 2015, machinery and equipment was held under capital leases with a net carrying amount of $7.4 million (December 31, 2014 – $7.7 million), cost of $8.1 million (December 31, 2014 – $8.3 million) and accumulated depreciation and amortization of $0.7 million (December 31, 2014 – $0.6 million).

Property, plant and equipment are pledged as collateral against the long-term debt of the company. See note 15, Long-term debt, for detailed disclosure of the collateral arrangements of the company.